Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected in the Condensed Balance Sheets - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Reflected in the Condensed Balance Sheets are Reconciled [Abstract]
Common stock subject to redemption at IPO			$ 172,500,000
Less:
Proceeds allocated to public warrants			(5,323,017)
Class A common stock issuance cost			(9,435,678)
Add:
Remeasurement of carrying value to redemption value	$ 488,729	$ 1,454,948	20,053,421
Class A common stock subject to possible redemption			$ 177,794,726